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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended June 30, 2003
                                                         -------------
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

 If amended report check here: [_]

    Lawrence T. Perera
--------------------------------------------------------------------------------
 Name of Institutional Investment Manager

    Hemenway & Barnes     60 State Street     Boston,       MA        02109
--------------------------------------------------------------------------------
 Business Address         (Street)            (City)      (State)     (Zip)

    (617) 227-7940
--------------------------------------------------------------------------------
 Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------  ATTENTION  ----------------------------------

 Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
       Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2003.

                                   Lawrence T. Perera
                                  ----------------------------------------------
                                   (Name of Institutional Investment Manager)

                                  ______________________________________________
                                   (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

 Name:                              13F File No.:       Name:                                  13F File No.:
 1.  Lawrence Coolidge              28-252              6.  Michael J. Puzo (25)*              28-06165
--------------------------------   -----------------   -----------------------------------    ----------------
 2.  John M. Cornish                28-5362             7.  Kurt F. Somerville (32)*           28-10379
--------------------------------   -----------------   -----------------------------------    ----------------
 3.  Fiduciary Trust Co.            28-471              8.  Welch & Forbes, Inc.               28-262
--------------------------------   -----------------   -----------------------------------    ----------------
 4.  Marion Fremont-Smith           28-2724             9.
--------------------------------   -----------------   -----------------------------------    ----------------
 5.  Roy A. Hammer                  28-5798             10.
--------------------------------   -----------------   -----------------------------------    ----------------

* Refers to manager number on attached detail in Item 7.

                                                                                                                             PAGE: 1

AS OF: JUNE 30, 2003                                            FORM 13F                      SEC FILE # LAWRENCE T. PERERA\28-06167

       ITEM 1:                ITEM 2:        ITEM 3:       ITEM 4:      ITEM 5:       ITEM 6:       ITEM 7:            ITEM 8:
   NAME OF ISSUER         TITLE OF CLASS      CUSIP      FAIR MARKET   SHARES OR    INVESTMENT     MANAGERS       VOTING AUTHORITY
                                             NUMBER         VALUE      PRINCIPAL    DISCRETION                 (A)      (B)      (C)
                                                                        AMOUNT      (A) (B) (C)               SOLE    SHARED    NONE
ABBOTT LABS               COMMON STOCK      002824100        1155896        26400            xx                        25600
                                                                                             xx       32                 800

AMERICAN INTERNATIONAL    COMMON STOCK      026874107        1072364        19385            xx                        11793
GROUP INC                                                                                    xx       32                7592

AMGEN INC                 COMMON STOCK      031162100        1764622        26832            xx                        13994
                                                                                             xx       25                3200
                                                                                             xx       32                9638

ANALOG DEVICES, INC.      COMMON STOCK      032654105         726868        20875            xx                        14075
                                                                                             xx       25                3000
                                                                                             xx       32                3800

ANALOG DEVICES, INC.      DTD 10/2/2000     032654AD7        1241350      1220000            xx                       930000
                          CONV DEB                                                           xx       25               50000
                                                                                             xx       32              240000

AUTOMATIC DATA            COMMON STOCK      053015103         990869        29233            xx                        24233
PROCESSING                                                                                   xx       25                5000

AVERY DENNISON CORP       COMMON STOCK      053611109         571025        11375            xx                         9375
                                                                                             xx       25                2000

BP PLC ADR                COMMON STOCK      055622104        2064221        49128            xx                        35756
                                                                                             xx       25                7172
                                                                                             xx       32                6200

BERKSHIRE HATHAWAY INC    CLASS B           084670207         806760          332            xx                          227
                                                                                             xx       25                 105

BRISTOL-MYERS SQUIBB CO   COMMON STOCK      110122108         683230        25165            xx                        18665
                                                                                             xx       25                6500

                                                                                                                             PAGE: 2

AS OF: JUNE 30, 2003                                            FORM 13F                      SEC FILE # LAWRENCE T. PERERA\28-06167

       ITEM 1:                ITEM 2:        ITEM 3:       ITEM 4:      ITEM 5:       ITEM 6:       ITEM 7:            ITEM 8:
   NAME OF ISSUER         TITLE OF CLASS      CUSIP      FAIR MARKET   SHARES OR    INVESTMENT     MANAGERS       VOTING AUTHORITY
                                             NUMBER         VALUE      PRINCIPAL    DISCRETION                 (A)      (B)      (C)
                                                                        AMOUNT      (A) (B) (C)               SOLE    SHARED    NONE
CANADIAN NATIONAL         COMMON STOCK      136375102         295593         6125            xx                         5125
RAILWAY CO                                                                                   xx       25                1000

CATERPILLAR INC.          COMMON STOCK      149123101         478676         8600            xx                         8600

CHEVRONTEXACO CORP        COMMON STOCK      166764100         391324         5420            xx                         5420

CHUBB CORPORATION         COMMON STOCK      171232101         324000         5400            xx                         4500
                                                                                             xx       32                 900

CISCO SYS INC             COMMON STOCK      17275R102         402926        23998            xx                         7898
                                                                                             xx       25                1800
                                                                                             xx       32               14300

CITIGROUP INC             COMMON STOCK      172967101         308160         7200            xx                         7200

COCA COLA CO              COMMON STOCK      191216100         526011        11334            xx                         9334
                                                                                             xx       32                2000

COLGATE PALMOLIVE CO.     COMMON STOCK      194162103         312930         5400            xx                         5400

COMCAST CORP.             SPL A             20030N200         244657         8428            xx       32                8428

WALT DISNEY COMPANY       COMMON STOCK      254687106         310332        15713            xx                         5000
                                                                                             xx       25                4200
                                                                                             xx       32                6513

E I DU PONT DE            COMMON STOCK      263534109        1227880        29488            xx                        28988
NEMOURS & CO                                                                                 xx       32                 500

                                                                                                                             PAGE: 3

AS OF: JUNE 30, 2003                                            FORM 13F                      SEC FILE # LAWRENCE T. PERERA\28-06167

       ITEM 1:                ITEM 2:        ITEM 3:       ITEM 4:      ITEM 5:       ITEM 6:       ITEM 7:            ITEM 8:
   NAME OF ISSUER         TITLE OF CLASS      CUSIP      FAIR MARKET   SHARES OR    INVESTMENT     MANAGERS       VOTING AUTHORITY
                                             NUMBER         VALUE      PRINCIPAL    DISCRETION                 (A)      (B)      (C)
                                                                        AMOUNT      (A) (B) (C)               SOLE    SHARED    NONE
EMC CORP                  COMMON STOCK      268648102         515909        49275            xx                        36275
                                                                                             xx       25                8900
                                                                                             xx       32                4100

EMERSON ELECTRIC CO       COMMON STOCK      291011104        1208515        23650            xx                        17250
                                                                                             xx       25                4000
                                                                                             xx       32                2400

ENCANA CORP.              COMMON STOCK      292505104         431663        11250            xx                         7350
                                                                                             xx       25                 800
                                                                                             xx       32                3100

EXXON MOBIL CORP          COMMON STOCK      30231G102        4278243       119127            xx                       106475
                                                                                             xx       25                8480
                                                                                             xx       32                4172

FIRST TENNESSEE NATIONAL  COMMON STOCK      337162101         208573         4750            xx                         4750
CORP

FUEL CELL ENERGY INC      COMMON STOCK      35952H106         152334        18600            xx                        15000
                                                                                             xx       32                3600

GENERAL ELECTRIC CO       COMMON STOCK      369604103        3383701       117980            xx                       100180
                                                                                             xx       25               11000
                                                                                             xx       32                6800

GENERAL MILLS INC.        COMMON STOCK      370334104         312906         6600            xx                         6600

GILEAD SCIENCES           COMMON STOCK      375558103         336078         6050            xx                         2850
                                                                                             xx       32                3200

HELMERICH & PAYNE INC.    COMMON STOCK      423452101         347480        11900            xx                         8500
                                                                                             xx       25                1000
                                                                                             xx       32                2400

                                                                                                                             PAGE: 4

AS OF: JUNE 30, 2003                                            FORM 13F                      SEC FILE # LAWRENCE T. PERERA\28-06167

       ITEM 1:                ITEM 2:        ITEM 3:       ITEM 4:      ITEM 5:       ITEM 6:       ITEM 7:            ITEM 8:
   NAME OF ISSUER         TITLE OF CLASS      CUSIP      FAIR MARKET   SHARES OR    INVESTMENT     MANAGERS       VOTING AUTHORITY
                                             NUMBER         VALUE      PRINCIPAL    DISCRETION                 (A)      (B)      (C)
                                                                        AMOUNT      (A) (B) (C)               SOLE    SHARED    NONE
HEWLETT- PACKARD CO       COMMON STOCK      428236103         328020        15400            xx                         9000
                                                                                             xx       25                6000
                                                                                             xx       32                 400

IGEN INTERNATIONAL INC.   COMMON STOCK      449536101         491098        15675            xx                        10275
                                                                                             xx       25                1500
                                                                                             xx       32                3900

INTEL CORPORATION         COMMON STOCK      458140100        2204726       105943            xx                        75743
                                                                                             xx       25               12000
                                                                                             xx       32               18200

INTL BUSINESS MACHINES    COMMON STOCK      459200101        1393590        16892            xx                        13566
                                                                                             xx       32                3326

JEFFERSON-PILOT CORP      COMMON STOCK      475070108        1501142        36207            xx                        34007
                                                                                             xx       32                2200

JOHNSON & JOHNSON         COMMON STOCK      478160104        2719730        52606            xx                        42582
                                                                                             xx       25                7300
                                                                                             xx       32                2724

KOPIN                     COMMON STOCK      500600101         432046        70900            xx                        43500
                                                                                             xx       25               15000
                                                                                             xx       32               12400

ELI LILLY & CO            COMMON STOCK      532457108         662112         9600            xx                         6300
                                                                                             xx       32                3300

MARSH & MCLENNAN INC      COMMON STOCK      571748102         377918         7400            xx       25                5600
                                                                                             xx       32                1800

MERCK & CO INC            COMMON STOCK      589331107        4065585        67292            xx                        52112
                                                                                             xx       25                8700
                                                                                             xx       32                6480

                                                                                                                             PAGE: 5

AS OF: JUNE 30, 2003                                            FORM 13F                      SEC FILE # LAWRENCE T. PERERA\28-06167

       ITEM 1:                ITEM 2:        ITEM 3:       ITEM 4:      ITEM 5:       ITEM 6:       ITEM 7:            ITEM 8:
   NAME OF ISSUER         TITLE OF CLASS      CUSIP      FAIR MARKET   SHARES OR    INVESTMENT     MANAGERS       VOTING AUTHORITY
                                             NUMBER         VALUE      PRINCIPAL    DISCRETION                 (A)      (B)      (C)
                                                                        AMOUNT      (A) (B) (C)               SOLE    SHARED    NONE
MICROSOFT CORP            COMMON STOCK      594918104        1093033        42630            xx                        38230
                                                                                             xx       32                4400

NEW YORK TIMES CO.        CL A              650111107       11841739       260258            xx                       260258

NOKIA CORP ADR A          COMMON STOCK      654902204         239878        14600            xx                        10000
                                                                                             xx       25                3500
                                                                                             xx       32                1100

NVIDIA CORP               CONV SUB          67066GAA2         372188       375000            xx                       260000
                          DEB                                                                xx       32              115000

PEPSICO INC.              COMMON STOCK      713448108        1202212        27016            xx                        11816
                                                                                             xx       25               13000
                                                                                             xx       32                2200

PFIZER INC                COMMON STOCK      717081103         729843        21390            xx                        16690
                                                                                             xx       32                4700

PROCTER & GAMBLE CO       COMMON STOCK      742718109        1988982        22303            xx                        22303

ROYAL DUTCH               NY REG SHS        780257804         270396         5800            xx                         5800
PETROLEUM CO              PAR N GLDR
                          1.25

J M SMUCKER CO NEW        COMMON STOCK      832696405         455743        11425            xx                         8925
                                                                                             xx       25                 800
                                                                                             xx       32                1700

STATE STREET CORP         COMMON STOCK      857477103        1055920        26800            xx                        24500
                                                                                             xx       32                2300

SYSCO CORP                COMMON STOCK      871829107         637928        21200            xx                        21200

                                                                                                                             PAGE: 6

AS OF: JUNE 30, 2003                                            FORM 13F                      SEC FILE # LAWRENCE T. PERERA\28-06167

       ITEM 1:                ITEM 2:        ITEM 3:       ITEM 4:      ITEM 5:       ITEM 6:       ITEM 7:            ITEM 8:
   NAME OF ISSUER         TITLE OF CLASS      CUSIP      FAIR MARKET   SHARES OR    INVESTMENT     MANAGERS       VOTING AUTHORITY
                                             NUMBER         VALUE      PRINCIPAL    DISCRETION                 (A)      (B)      (C)
                                                                        AMOUNT      (A) (B) (C)               SOLE    SHARED    NONE
3 M COMPANY               COMMON STOCK      88579Y101        1481722        11488            xx                        10888
                                                                                             xx       25                 500
                                                                                             xx       32                 100

UNION PACIFIC CORP        COMMON STOCK      907818108         269793         4650            xx                         2650
                                                                                             xx       25                2000

UNITED TECHNOLOGIES       COMMON STOCK      913017109         472153         6666            xx                         6666

WAL MART STORES INC       COMMON STOCK      931142103         246882         4600            xx       32                4600

WELLS FARGO & CO (NEW)    COMMON STOCK      949746101         364442         7231            xx                         4231
                                                                                             xx       32                3000

WYETH                     COMMON STOCK      983024100         380343         8350            xx                         8350

ZIONS BANCORP             COMMON STOCK      989701107         240350         4750            xx                         4750

TOTAL:                                                    64,594,610